UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from October 1, 2016 to October 31, 2016

Commission File Numbers:	Commission File Numbers:	Commission File Number:	Commission File Numbers:
333-141703-02;	333-141703;	333-205455	333-141703-01;
333-167413;	333-167413-02;		333-167413-01;
333-191359;	333-191359-02;		333-191359-01;
333-205455-01	333-205455-02;		033-54804
000-23108
Central Index Key Number:	Central Index Key Number:	Central Index Key Number:	Central Index Key Number:
0001407200	0000894329	0001645731	0000894327

DISCOVER CARD	DISCOVER CARD	DISCOVER	DISCOVER BANK
EXECUTION	MASTER TRUST I	FUNDING LLC
NOTE TRUST

(Exact name of the issuing	(Exact name of the issuing	(Exact name of the depositor	(Exact name of the sponsor
entity in respect of the Notes as	entity in respect of the Series	as specified in its charter)	as specified in its charter)
specified in its charter)	2007-CC Collateral Certificate)

Delaware	Delaware	Delaware	Delaware
(State or jurisdiction of	(State or jurisdiction of	(State or jurisdiction of	(State or jurisdiction of
incorporation or organization of	incorporation or organization of	incorporation or organization	incorporation or organization
the issuing entity)	the issuing entity)	of the depositor)	of the sponsor)

c/o Wilmington Trust	c/o Discover Bank	c/o Discover Bank	12 Read’s Way
Company,	12 Read’s Way	12 Read’s Way	New Castle, Delaware
Rodney Square North	New Castle, Delaware	New Castle, Delaware	19720
1100 North Market	19720	19720
Street,
Wilmington, Delaware
19890-0001

(Address of principal executive	(Address of principal executive	(Address of principal executive	(Address of principal executive
offices of the issuing entity)	offices of the issuing entity)	offices of the depositor)	offices of the sponsor)

Michael F. Rickert,
Vice President, Chief Financial Officer and Treasurer
Discover Funding LLC
(302) 323-7315
(Name and telephone number, including area code, of the person to contact in connection with this filing)

51-0020270
(I.R.S. Employer Identification No. of the sponsor)

47-4047337
(IRS Employer Identification No. of
the depositor)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
(If Section 12(b))
DiscoverSeries Class A Notes	[___]	[___]	[_X_]	[___]
DiscoverSeries Class B Notes	[___]	[___]	[_X_]	[___]
DiscoverSeries Class C Notes	[___]	[___]	[_X_]	[___]
DiscoverSeries Class D Notes	[___]	[___]	[_X_]	[___]
Credit Card Pass-Through Certificates	[___]	[___]	[_X_]	[___]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes: [_X_] No: [___].

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The interest of Discover Card Execution Note Trust (the “Note Issuance Trust”) in credit card receivables is held solely in the form of an interest in a collateral certificate issued by Discover Card Master Trust I (the “Master Trust”). No assets securitized by Discover Bank and held by the Master Trust were the subject of a demand to repurchase or replace for breach of representations and warranties during the monthly distribution period from October 1, 2016 to October 31, 2016. Discover Bank filed its most recent Form ABS-15G on February 5, 2016. The CIK number of Discover Bank is 0000894327.

The information required by Items 1121(a) and 1121(b) of Regulation AB is provided in the reports attached hereto as Exhibits 99.1 and 99.2.

The Master Trust owns receivables in card accounts that have been randomly selected at various times from the aggregate Discover card portfolio. Therefore, the performance of the accounts designated to the Master Trust may differ materially from the performance of the aggregate Discover card portfolio, which consists of all card accounts originated by Discover Bank, including those that have not been designated to the Master Trust.

Item 1A. Asset-Level Information.

Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable.

Item 3. Sales of Securities and Use of Proceeds.

Not applicable.

Item 4. Defaults Upon Senior Securities.

Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Change in Sponsor Interest in the Securities.

Not applicable.

Item 8. Significant Enhancement Provider Information.

Not applicable.

Item 9. Other Information.

Not applicable.

Item 10. Exhibits.

Exhibit No.                        Description

99.1	Series 2007-CC Monthly Statement
99.2	DiscoverSeries Monthly Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: November 15, 2016

                                                                                     DISCOVER FUNDING LLC
                                                                                    (as Depositor for Discover Card Master Trust I and
                                                                                    Discover Card Execution Note Trust and as registrant
                                                                                    under Commission File Number 333-205455)

                                                                                     By: /s/ Michael F. Rickert
                                                                                     Name: Michael F. Rickert
                                                                                    Title: Vice President, Chief Financial Officer and
                                                                                    Treasurer

                                                                                    DISCOVER BANK
                                                                                    (as registrant under Commission File Numbers
                                                                                    333-141703-01, 333-167413-01and 333-191359-01)

                                                                                    By: /s/ Michael F. Rickert
                                                                                    Name: Michael F. Rickert
                                                                                    Title: Vice President, Chief Financial Officer and
                                                                                    Assistant Treasurer